UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22561

                                                         SkyBridge G II Fund, LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                                         New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                                     New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SkyBridge G II Fund, LLC

Schedule of Investments

December 31, 2018 (Unaudited)

				% of Shareholders’ Capital
	Cost		Fair Value
Investments in Investment Funds - ‡

Event Driven

400 Capital Credit Opportunities Fund LP - a,c	$3,750,001		$5,000,917	4.66%
AG Mortgage Value Partners, L.P. - c	3,950,000		3,904,825	3.64
Axonic Credit Opportunities Fund L.P. - c	588,296		749,828	0.70
Axonic Credit Opportunities Overseas Fund, Ltd. - c	536,820		677,211	0.63
Bayview Liquid Credit Strategies Offshore, L.P. - a,c	7,490,000		7,700,587	7.17
Galton Mortgage Strategies Onshore Fund, L.P. - a,c	4,448,000		4,449,137	4.14
Marathon Securitized Credit Fund, Ltd. - a,c	6,491,369		7,320,020	6.82
Medalist Partners Harvest Fund Ltd - c,e	1,950,000		2,279,778	2.12
Medalist Partners Harvest Fund, LP - c,e	1,424,506		1,842,376	1.72
Prophet Opportunity Partners LP - c	7,193,624		8,241,073	7.68
Sand Grove Opportunities Fund Ltd - a,c	2,666,667		2,862,611	2.67
Seer Capital Partners Fund L.P. - c	2,668,053		3,229,011	3.01
Seer Capital Partners Offshore Fund Ltd. - c	744,019		979,833	0.91
Solus LLC - a,c	2,225,289		2,386,188	2.22
Third Point Partners Qualified LP - c	2,400,343		2,275,354	2.12
Waterfall Eden Fund, L.P. - a,c	6,406,991		7,418,504	6.91
York European Opportunities Fund LP - c	3,689,067		3,454,244	3.22

Total Event Driven	58,623,045		64,771,497	60.34

Relative Value
EJF Debt Opportunities Fund, L.P. - c	3,293,383		4,638,115	4.32
EJF Debt Opportunities Offshore Fund, Ltd. - c	2,776,083		3,199,369	2.98
Hildene Opportunities Fund II, L.P. - a,c	3,000,000		3,512,514	3.27
Hildene Opportunities Fund, L.P. - a,c	8,111,609		11,312,422	10.54
Hildene Opportunities Offshore Fund II, Ltd. - a,c	1,900,000		2,055,958	1.92
Linden Investors LP - a,c	1,544,599		1,879,982	1.75
Metacapital Mortgage Opportunities Fund, L.P. Class B - a,c	476,250		584,611	0.54
Millennium International, Ltd. - a,c	617,905		699,600	0.65
Parallax Fund LP - c	1,019,953		1,098,240	1.02
Shoals Financials Opportunity Fund, LP - c,d	3,400,000		3,336,173	3.11
Tempo Volatility Fund LLC - b	2,017,566		2,092,955	1.95

Total Relative Value	28,157,348		34,409,939	32.05

Total Investments in Investment Funds - *	$86,780,393	†	$99,181,436	92.39

Other Assets, less Liabilities			8,170,212	7.61

Shareholders’ Capital			$107,351,648	100.00%

SkyBridge G II Fund, LLC

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	Subject to gated redemptions.
b	Redemptions permitted monthly.
c	Redemptions permitted quarterly.
d	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
e

As of May 1, 2018 Candlewood Structured Credit Harvest Fund, LP and Candlewood Structured Credit Harvest Fund, Ltd changed their names to Medalist Partners Harvest Fund, LP and Medalist Partners Harvest Fund Ltd, respectively.

‡	The Company’s Investments in Investment Funds are exempt from registration under the Securities Act of 1933, as amended, and contain restrictions on resale and cannot be sold publicly.
*	All Investments in Investment Funds are non-income producing.
†	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2018, as computed for federal tax purposes, were as follows:

Aggregate cost	$92,320,389

Gross unrealized appreciation	$7,329,861
Gross unrealized depreciation	(468,814)

Net unrealized appreciation	$6,861,047

SkyBridge G II Fund, LLC

Notes to Schedule of Investments

December 31, 2018 (Unaudited)

1.     Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge G II Fund, LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the Company’s assets measured at fair value as of December 31, 2018, by Accounting Standards Update (“ASU”) 820 fair value hierarchy levels:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total Fair Value at December 31, 2018

Investments in Investment Funds	$—	$—	$—	$107,351,648	$107,351,648

The Company’s investments in Investment Funds carried at fair value in the amount of $107,351,648 have not been categorized in the fair value hierarchy, as the Company has adopted ASU No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or Its Equivalent). The ASU 2015-07 amendments remove the previous requirement to categorize all investments for which fair value is measured using the NAV per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share

SkyBridge G II Fund, LLC

Notes to Schedule of Investments (continued)

December 31, 2018 (Unaudited)

practical expedient. The amendments apply to reporting entities that elect to measure the fair value of an investment through the NAV per share (or its equivalent) practical expedient (common practice for investment companies including the Company).

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of December 31, 2018 and measured at fair value using the NAV per share practical expedient. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Event Driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 45 to 90 day notice period. Approximately 57 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 43 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative Value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 45 to 90 day notice period. Approximately 10 percent of the Investment Funds in this strategy are subject to hard lock up provisions to be lifted after 12 months. Approximately 58 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 32 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SkyBridge G II Fund, LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 2/26/2019

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date 2/26/2019

* Print the name and title of each signing officer under his or her signature.